As filed with the Securities and Exchange Commission on May 7, 2018

File No.	333-214020
File No.	811-23196

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 5

StrongVest ETF Trust
(Exact Name of Registrant as Specified in Charter)

131 Plantation Ridge Drive, Suite 100, Mooresville, NC 28117
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 829-9405

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-1600

It is proposed that the filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 2 filed on April 30, 2018, and incorporates Part A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mooresville and State of North Carolina, on the 3rd day of May, 2018.

StrongVest ETF Trust

By:	/s/ Jeffrey L. Sutton
Name:	Jeffrey L. Sutton
Title:	Chief Compliance Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

D. Kyle Cerminara*	President, Principal Executive Officer,
D. Kyle Cerminara	and Trustee	May 3, 2018

John C. Flippen, Jr.*
John C. Flippen, Jr.	Trustee	May 3, 2018

Richard Govignon Jr*
Richard Govignon Jr	Trustee	May 3, 2018

Dan Orlosky*
Dan Orlosky	Trustee	May 3, 2018

Lance V. Schulz**	Treasurer and
Lance V. Schulz**	Principal Financial Officer	May 3, 2018

By:	/s/ Jeffrey L. Sutton
Jeffrey L. Sutton
Attorney-in-Fact, pursuant to Powers of Attorney filed as follow:

*	Powers of Attorney each dated February 14, 2017, for John C. Flippen Jr., Richard Govignon Jr., and Don Orlosky and incorporated by reference to Post-Effective Amendment No. 1 of the Registration Statement.

**	Power of Attorney, dated April 11, 2018, for Lance V. Schulz incorporated by reference to Post-Effective Amendment No. 2 of the Registration Statement.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase